UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:

 P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 – August 31, 2014

Item 1: Reports to Shareholders

Vanguard® CMT Funds

August 31, 2014

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

August 31, 2013- August 31, 2014

			7-Day SEC
	Vanguard	Peer Group	Yield[2]:
Vanguard CMT Funds	Fund	Average[1]	8/31/2014

Total Returns
Market Liquidity	0.12%	0.00%	0.11%
Municipal Cash Management	0.06	0.01	0.05
1Peer Groups: For the Market Liquidity Fund, Institutional Money Market Funds Average, for the
Municipal Cash Management Fund, Tax-Exempt Money Market Funds Average; derived from data provided by Lipper Inc., a Thomson Reuters Company.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES
As of 8/31/2014
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

7-Day SEC Yield	0.11%
Average Weighted Maturity	41 days
Expense Ratio [1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	26.1%
Commercial Paper	14.8
Repurchase Agreements	0.6
U.S. Government and Agency Obligations	56.2
Tax-Exempt Municipal Bonds	0.2
Taxable Municipal Bonds	0.4
Corporate Bonds	0.4
Money Market Fund	1.1
Other Notes	0.2

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%
1The expense ratio shown is from the prospectus dated December 19, 2013, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31,
2014, was 0.005%.
2A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and
S&P. The lowest rating for each issue is used. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.05%

Average Weighted Maturity	20 days

Expense Ratio [1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

Largest State Concentrations[3]
New York	22.2%
Ohio	8.8
Texas	8.1
Illinois	6.3
Florida	6.3
California	5.4
Indiana	4.3
Missouri	4.0
New Jersey	2.8
North Carolina	2.8
Top Ten	71.0%
1The expense ratio shown is from the prospectus dated December 19, 2013, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31,
2014, was 0.01%.
2 A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and
S&P. The lowest rating for each issue is used. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7.
3Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2014

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Since Inception

Market Liquidity	7/19/2004	0.12%	0.17%	1.84%
Municipal Cash Management	7/19/2004	0.07	0.16	1.33

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (55.2%)
2	Fannie Mae Discount Notes	0.070%–0.075%	9/3/14	249,400	249,399
2	Fannie Mae Discount Notes	0.070%–0.075%	9/8/14	46,800	46,799
2	Fannie Mae Discount Notes	0.070%–0.075%	9/10/14	224,333	224,329
2	Fannie Mae Discount Notes	0.076%–0.100%	9/17/14	178,390	178,384
2	Fannie Mae Discount Notes	0.070%	9/22/14	65,031	65,028
2	Fannie Mae Discount Notes	0.070%–0.080%	9/24/14	345,115	345,098
2	Fannie Mae Discount Notes	0.067%–0.080%	10/1/14	381,448	381,426
2	Fannie Mae Discount Notes	0.070%	10/2/14	24,750	24,749
2	Fannie Mae Discount Notes	0.050%–0.080%	10/14/14	256,559	256,544
2	Fannie Mae Discount Notes	0.075%–0.080%	10/15/14	62,369	62,363
2	Fannie Mae Discount Notes	0.070%–0.080%	10/22/14	185,480	185,460
2	Fannie Mae Discount Notes	0.080%–0.090%	11/3/14	200,000	199,970
2	Fannie Mae Discount Notes	0.070%	11/12/14	25,385	25,381
2	Fannie Mae Discount Notes	0.090%	12/1/14	720,000	719,836
2	Fannie Mae Discount Notes	0.090%	12/24/14	47,449	47,435
3	Federal Home Loan Bank Discount Notes	0.068%	9/3/14	354,380	354,379
3	Federal Home Loan Bank Discount Notes	0.069%–0.070%	9/5/14	391,500	391,497
3	Federal Home Loan Bank Discount Notes	0.074%	9/10/14	200,000	199,996
3	Federal Home Loan Bank Discount Notes	0.070%–0.081%	9/12/14	422,290	422,280
3	Federal Home Loan Bank Discount Notes	0.077%–0.079%	9/17/14	500,610	500,593
3	Federal Home Loan Bank Discount Notes	0.079%–0.085%	9/19/14	232,250	232,241
3	Federal Home Loan Bank Discount Notes	0.080%	9/22/14	22,800	22,799
3	Federal Home Loan Bank Discount Notes	0.080%–0.085%	9/24/14	438,800	438,776
3	Federal Home Loan Bank Discount Notes	0.084%–0.085%	9/26/14	249,068	249,053
3	Federal Home Loan Bank Discount Notes	0.078%	10/1/14	250,000	249,984
3	Federal Home Loan Bank Discount Notes	0.070%–0.085%	10/3/14	387,110	387,083
3	Federal Home Loan Bank Discount Notes	0.090%	10/8/14	30,530	30,527
3	Federal Home Loan Bank Discount Notes	0.074%	10/10/14	300,000	299,976
3	Federal Home Loan Bank Discount Notes	0.072%	10/15/14	241,000	240,979
3	Federal Home Loan Bank Discount Notes	0.070%	10/17/14	60,000	59,995
3	Federal Home Loan Bank Discount Notes	0.068%–0.095%	10/22/14	500,000	499,937
3	Federal Home Loan Bank Discount Notes	0.070%	10/24/14	42,800	42,796

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.067%–0.068%	10/29/14	247,000	246,973
3	Federal Home Loan Bank Discount Notes	0.070%	10/31/14	77,250	77,241
3	Federal Home Loan Bank Discount Notes	0.088%	11/5/14	300,000	299,952
[3,4]	Federal Home Loan Banks	0.136%	10/1/14	42,000	41,999
[3,4]	Federal Home Loan Banks	0.101%	11/3/14	39,000	39,000
[2,4]	Federal Home Loan Mortgage Corp.	0.145%	6/26/15	250,000	250,063
[2,4]	Federal Home Loan Mortgage Corp.	0.145%	7/17/15	580,500	580,661
[2,4]	Federal National Mortgage Assn.	0.137%	9/11/14	500,000	499,997
[2,4]	Federal National Mortgage Assn.	0.125%	2/27/15	515,000	514,937
[2,4]	Federal National Mortgage Assn.	0.126%	8/5/15	180,000	179,966
2	Freddie Mac Discount Notes	0.075%	9/2/14	19,065	19,065
2	Freddie Mac Discount Notes	0.070%–0.075%	9/8/14	42,361	42,360
2	Freddie Mac Discount Notes	0.075%	9/10/14	21,950	21,950
2	Freddie Mac Discount Notes	0.075%	9/11/14	10,320	10,320
2	Freddie Mac Discount Notes	0.070%	9/18/14	13,300	13,300
2	Freddie Mac Discount Notes	0.070%	9/22/14	88,000	87,996
2	Freddie Mac Discount Notes	0.070%	9/26/14	18,800	18,799
2	Freddie Mac Discount Notes	0.080%	10/6/14	51,200	51,196
2	Freddie Mac Discount Notes	0.069%	10/15/14	123,700	123,690
2	Freddie Mac Discount Notes	0.070%	10/16/14	15,100	15,099
2	Freddie Mac Discount Notes	0.080%–0.085%	10/20/14	42,469	42,464
2	Freddie Mac Discount Notes	0.065%–0.080%	10/24/14	56,525	56,519
2	Freddie Mac Discount Notes	0.070%–0.080%	10/27/14	85,600	85,590
2	Freddie Mac Discount Notes	0.090%	12/29/14	25,000	24,993
	United States Treasury Bill	0.025%–0.038%	9/4/14	518,734	518,733
	United States Treasury Bill	0.038%–0.040%	9/11/14	500,000	499,995
	United States Treasury Bill	0.038%	9/18/14	300,000	299,995
	United States Treasury Bill	0.040%	10/2/14	750,000	749,974
	United States Treasury Bill	0.035%	10/30/14	300,000	299,983
	United States Treasury Bill	0.030%–0.050%	11/13/14	493,260	493,220
	United States Treasury Bill	0.035%–0.051%	11/20/14	621,675	621,617
	United States Treasury Bill	0.028%	11/28/14	250,000	249,983
	United States Treasury Bill	0.058%–0.060%	12/11/14	515,000	514,915
	United States Treasury Bill	0.068%–0.070%	12/18/14	810,000	809,834
	United States Treasury Bill	0.048%–0.050%	2/26/15	500,000	499,880
	United States Treasury Note/Bond	0.250%	9/30/14	544,000	544,084
	United States Treasury Note/Bond	2.375%	9/30/14	1,254,000	1,256,302
	United States Treasury Note/Bond	2.375%	10/31/14	510,000	511,930
	United States Treasury Note/Bond	0.375%	11/15/14	226,000	226,140
	United States Treasury Note/Bond	4.250%	11/15/14	530,750	535,268
	United States Treasury Note/Bond	0.250%	11/30/14	150,000	150,073
	United States Treasury Note/Bond	2.125%	11/30/14	400,000	402,024
	United States Treasury Note/Bond	0.250%	12/15/14	43,500	43,523
	United States Treasury Note/Bond	2.625%	12/31/14	306,000	308,568
Total U.S. Government and Agency Obligations (Cost $20,515,263)					20,515,263
Commercial Paper (14.5%)
Finance—Auto (0.9%)
	American Honda Finance Corp.	0.130%	9/22/14	24,000	23,998
	American Honda Finance Corp.	0.130%	9/26/14	13,500	13,499
	American Honda Finance Corp.	0.140%	10/6/14	56,050	56,042
	American Honda Finance Corp.	0.140%	10/7/14	96,500	96,487
	American Honda Finance Corp.	0.140%	11/6/14	28,000	27,993
	American Honda Finance Corp.	0.140%	11/7/14	6,750	6,748
	American Honda Finance Corp.	0.140%	11/10/14	18,500	18,495

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	American Honda Finance Corp.	0.140%	11/14/14	31,000	30,991
4	Toyota Motor Credit Corp.	0.187%	10/9/14	24,000	24,000
4	Toyota Motor Credit Corp.	0.196%	1/5/15	40,000	40,000
					338,253
Finance—Other (0.8%)
	General Electric Capital Corp.	0.140%	9/5/14	125,000	124,998
	General Electric Capital Corp.	0.190%	11/4/14	14,500	14,495
	General Electric Capital Corp.	0.170%	12/4/14	24,000	23,990
	General Electric Capital Corp.	0.200%	2/23/15	11,000	10,989
5	Govco LLC	0.180%	9/16/14	23,000	22,998
5	Old Line Funding LLC	0.150%	10/15/14	48,000	47,991
5	Old Line Funding LLC	0.150%	10/20/14	40,000	39,992
					285,453
Foreign Banks (8.6%)
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.215%	9/16/14	9,000	9,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.165%	10/24/14	120,000	120,000
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.169%	11/7/14	250,000	249,997
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.225%	2/25/15	30,000	30,000
[4,5]	Commonwealth Bank of Australia	0.231%	9/11/14	85,000	85,002
[4,5]	Commonwealth Bank of Australia	0.225%	9/25/14	60,000	60,000
[4,5]	Commonwealth Bank of Australia	0.186%	10/7/14	78,000	78,000
[4,5]	Commonwealth Bank of Australia	0.186%	10/7/14	75,000	75,000
[4,5]	Commonwealth Bank of Australia	0.226%	12/5/14	165,000	165,011
[4,5]	Commonwealth Bank of Australia	0.226%	12/12/14	40,000	40,000
[4,5]	Commonwealth Bank of Australia	0.185%	12/16/14	190,000	189,994
[4,5]	Commonwealth Bank of Australia	0.229%	1/2/15	22,500	22,500
[4,5]	Commonwealth Bank of Australia	0.225%	1/12/15	80,000	80,000
[4,5]	Commonwealth Bank of Australia	0.226%	1/16/15	38,000	37,999
[4,5]	Commonwealth Bank of Australia	0.226%	3/16/15	55,000	54,999
[4,5]	Commonwealth Bank of Australia	0.225%	3/19/15	147,000	146,996
[4,5]	National Australia Funding Delaware Inc.	0.205%	2/23/15	300,000	300,000
5	Nordea Bank AB	0.180%	11/6/14	41,500	41,486
5	Skandinaviska Enskilda Banken AB	0.170%	9/17/14	150,000	149,989
5	Skandinaviska Enskilda Banken AB	0.200%	11/17/14	119,925	119,874
	Swedbank AB	0.165%	9/10/14	80,000	79,997
	Swedbank AB	0.170%	10/6/14	23,000	22,996
	Swedbank AB	0.170%	10/8/14	46,000	45,992
	Swedbank AB	0.170%	10/9/14	46,000	45,992
	Swedbank AB	0.170%	10/10/14	85,000	84,984
	Swedbank AB	0.180%	10/17/14	200,000	199,954
[4,5]	Westpac Banking Corp.	0.225%	9/17/14	47,000	47,000
[4,5]	Westpac Banking Corp.	0.226%	9/19/14	47,000	47,000
[4,5]	Westpac Banking Corp.	0.225%	9/22/14	76,000	76,000
[4,5]	Westpac Banking Corp.	0.225%	9/25/14	150,000	150,000
[4,5]	Westpac Banking Corp.	0.225%	12/23/14	125,000	124,998
[4,5]	Westpac Banking Corp.	0.226%	2/19/15	30,000	30,002
[4,5]	Westpac Banking Corp.	0.226%	3/13/15	170,000	169,998
[4,5]	Westpac Banking Corp.	0.225%	5/22/15	40,000	39,997
					3,220,757
Foreign Governments (2.1%)
5	CDP Financial Inc.	0.150%	9/9/14	15,500	15,499
5	CDP Financial Inc.	0.160%	10/22/14	137,000	136,969
5	CDP Financial Inc.	0.170%	11/12/14	41,000	40,986

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
6 CPPIB Capital Inc.	0.140%	9/9/14	19,425	19,424
6 CPPIB Capital Inc.	0.140%	9/12/14	80,500	80,497
6 CPPIB Capital Inc.	0.140%	9/19/14	50,000	49,997
6 CPPIB Capital Inc.	0.140%	10/1/14	22,000	21,997
6 CPPIB Capital Inc.	0.140%	10/2/14	38,000	37,995
6 CPPIB Capital Inc.	0.140%	10/6/14	53,000	52,993
6 CPPIB Capital Inc.	0.200%	11/12/14	45,000	44,982
Province of Ontario	0.070%	9/4/14	23,762	23,762
6 PSP Capital Inc.	0.140%	9/10/14	25,000	24,999
6 PSP Capital Inc.	0.150%–0.160%	9/15/14	21,000	20,999
6 PSP Capital Inc.	0.150%	9/17/14	15,500	15,499
6 PSP Capital Inc.	0.150%	10/14/14	43,000	42,992
6 PSP Capital Inc.	0.160%	11/10/14	11,750	11,746
6 PSP Capital Inc.	0.160%	11/12/14	8,920	8,917
6 PSP Capital Inc.	0.160%	11/18/14	44,500	44,485
6 PSP Capital Inc.	0.160%	11/19/14	13,250	13,245
6 PSP Capital Inc.	0.160%	11/20/14	49,000	48,983
6 PSP Capital Inc.	0.160%	11/25/14	16,000	15,994
				772,960
Foreign Industrial (1.1%)
5 BASF SE	0.130%	9/23/14	23,000	22,998
5 BASF SE	0.130%	9/24/14	29,000	28,997
5 BASF SE	0.130%	9/25/14	68,000	67,994
5 BASF SE	0.130%	9/26/14	23,000	22,998
5 GlaxoSmithKline Finance plc	0.130%	9/25/14	11,500	11,499
5 GlaxoSmithKline Finance plc	0.130%	9/30/14	30,000	29,997
5 GlaxoSmithKline Finance plc	0.140%	10/14/14	32,000	31,995
5 GlaxoSmithKline Finance plc	0.155%	10/31/14	67,000	66,983
5 GlaxoSmithKline Finance plc	0.160%	11/12/14	79,250	79,225
Nestle Finance International Ltd.	0.180%	2/23/15	33,250	33,221
5 Sanofi	0.130%	9/19/14	11,000	10,999
				406,906
Industrial (1.0%)
Caterpillar Financial Services Corp.	0.130%	9/24/14	188,000	187,984
5 Procter & Gamble Co.	0.160%	10/30/14	26,750	26,743
5 Procter & Gamble Co.	0.160%	10/31/14	40,000	39,989
5 The Coca-Cola Co.	0.180%	9/4/14	38,000	37,999
5 The Coca-Cola Co.	0.180%	9/5/14	20,000	20,000
5 The Coca-Cola Co.	0.180%	10/3/14	9,700	9,699
5 The Coca-Cola Co.	0.180%	1/23/15	50,000	49,964
				372,378
Total Commercial Paper (Cost $5,396,707)				5,396,707
Certificates of Deposit (25.6%)
Domestic Banks (7.8%)
Branch Banking & Trust Co.	0.190%	9/24/14	141,000	141,000
Citibank NA	0.200%	10/1/14	100,000	100,000
Citibank NA	0.195%	10/17/14	150,000	150,000
Citibank NA	0.210%	11/13/14	250,000	250,000
Citibank NA	0.210%	11/18/14	300,000	300,000
4 State Street Bank & Trust Co.	0.197%	10/6/14	202,000	202,000
4 State Street Bank & Trust Co.	0.205%	11/21/14	150,000	150,000
4 State Street Bank & Trust Co.	0.205%	12/15/14	200,000	200,000
4 State Street Bank & Trust Co.	0.206%	1/14/15	250,000	250,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
4 Wells Fargo Bank NA	0.186%	9/4/14	112,000	112,000
4 Wells Fargo Bank NA	0.186%	11/6/14	142,000	142,000
Wells Fargo Bank NA	0.210%	11/7/14	120,000	120,009
4 Wells Fargo Bank NA	0.205%	12/19/14	97,000	97,000
4 Wells Fargo Bank NA	0.196%	2/20/15	225,000	225,000
4 Wells Fargo Bank NA	0.226%	3/4/15	113,000	113,000
4 Wells Fargo Bank NA	0.226%	3/13/15	75,000	75,000
4 Wells Fargo Bank NA	0.225%	3/17/15	80,000	80,000
4 Wells Fargo Bank NA	0.209%	4/7/15	200,000	200,000
				2,907,009
Yankee Certificates of Deposit (17.8%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.207%	1/12/15	21,000	21,000
Bank of Montreal (Chicago Branch)	0.150%	9/2/14	175,000	175,000
Bank of Montreal (Chicago Branch)	0.170%	10/2/14	250,000	250,000
Bank of Montreal (Chicago Branch)	0.170%	10/9/14	85,000	85,000
4 Bank of Montreal (Chicago Branch)	0.186%	10/21/14	150,000	150,000
4 Bank of Montreal (Chicago Branch)	0.186%	11/3/14	200,000	200,000
4 Bank of Montreal (Chicago Branch)	0.189%	12/8/14	34,000	33,998
4 Bank of Nova Scotia (Houston Branch)	0.175%	9/25/14	250,000	249,999
4 Bank of Nova Scotia (Houston Branch)	0.175%	10/23/14	100,000	99,999
4 Bank of Nova Scotia (Houston Branch)	0.186%	11/21/14	150,000	149,998
4 Bank of Nova Scotia (Houston Branch)	0.199%	1/7/15	150,000	150,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.801%	9/19/14	22,500	22,507
4 Canadian Imperial Bank of Commerce (New
York Branch)	0.490%	11/3/14	27,000	27,016
4 Credit Suisse (New York Branch)	0.211%	9/2/14	225,000	225,000
DNB Bank ASA (New York Branch)	0.165%	10/8/14	150,000	150,000
DNB Bank ASA (New York Branch)	0.175%	10/24/14	200,000	200,000
DNB Bank ASA (New York Branch)	0.175%	10/29/14	200,000	200,000
DNB Bank ASA (New York Branch)	0.180%	11/18/14	130,000	130,000
Nordea Bank Finland plc (New York Branch)	0.215%	10/15/14	50,000	50,002
4 Rabobank Nederland (New York Branch)	0.175%	9/24/14	150,000	150,000
4 Rabobank Nederland (New York Branch)	0.175%	9/26/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.186%	10/3/14	80,000	80,000
4 Rabobank Nederland (New York Branch)	0.187%	10/6/14	100,000	100,000
4 Rabobank Nederland (New York Branch)	0.188%	10/7/14	150,000	150,000
4 Rabobank Nederland (New York Branch)	0.186%	10/14/14	195,000	195,000
4 Rabobank Nederland (New York Branch)	0.185%	10/27/14	75,000	75,000
4 Rabobank Nederland (New York Branch)	0.186%	11/3/14	136,000	135,999
4 Rabobank Nederland (New York Branch)	0.196%	1/5/15	150,000	150,000
4 Royal Bank of Canada (New York Branch)	0.205%	11/24/14	50,000	50,000
4 Royal Bank of Canada (New York Branch)	0.206%	12/1/14	60,000	60,000
4 Royal Bank of Canada (New York Branch)	0.236%	2/20/15	41,250	41,250
4 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	237,500	237,500
4 Royal Bank of Canada (New York Branch)	0.235%	3/24/15	120,000	120,000
Svenska HandelsBanken (New York Branch)	0.175%	10/28/14	300,000	300,002
Svenska HandelsBanken (New York Branch)	0.175%	11/12/14	83,000	83,000
Svenska HandelsBanken (New York Branch)	0.200%	12/4/14	46,000	46,001
Svenska HandelsBanken (New York Branch)	0.180%	12/5/14	200,000	200,000
Svenska HandelsBanken (New York Branch)	0.210%	1/14/15	150,000	150,000
Swedbank AB (New York Branch)	0.090%	9/2/14	150,000	150,000
Swedbank AB (New York Branch)	0.180%	10/9/14	150,000	150,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Swedbank AB (New York Branch)	0.175%	11/20/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.167%	10/10/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.165%	10/22/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.186%	10/28/14	150,000	150,000
4 Toronto Dominion Bank (New York Branch)	0.167%	11/6/14	110,000	110,000
4 Toronto Dominion Bank (New York Branch)	0.215%	11/18/14	86,000	86,000
4 Toronto Dominion Bank (New York Branch)	0.215%	12/19/14	75,000	75,000
4 Toronto Dominion Bank (New York Branch)	0.207%	4/10/15	150,000	150,000
4 Westpac Banking Corp. (New York Branch)	0.215%	9/26/14	50,000	50,000
4 Westpac Banking Corp. (New York Branch)	0.229%	10/8/14	20,500	20,501
4 Westpac Banking Corp. (New York Branch)	0.195%	12/23/14	175,000	174,998
4 Westpac Banking Corp. (New York Branch)	0.227%	1/6/15	50,000	49,999
				6,609,769
Total Certificates of Deposit (Cost $9,516,778)				9,516,778
Other Notes (0.2%)
Bank of America NA (Cost $70,000)	0.200%	10/2/14	70,000	70,000
Repurchase Agreements (0.6%)
Federal Reserve Bank of New York
(Dated 8/29/14, Repurchase Value
$235,001,000, collateralized by U.S. Treasury
Note/Bond 4.625%, 2/15/40, with a value of
$235,001,000) (Cost $235,000)	0.050%	9/2/14	235,000	235,000
			Shares
Money Market Fund (1.0%)
7 Vanguard Municipal Cash Management Fund
(Cost $388,491)	0.047%		388,490,965	388,491
			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (0.2%)
8 Arizona Board Regents Arizona State University
System Revenue VRDO	0.060%	9/5/14	13,065	13,065
8 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.050%	9/5/14	21,375	21,375
8 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.060%	9/5/14	3,000	3,000
8 Clark County NV Airport System Revenue VRDO	0.060%	9/5/14	2,700	2,700
8 District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.060%	9/5/14	3,750	3,750
8 District of Columbia Revenue (Washington
Drama Society) VRDO	0.060%	9/5/14	6,000	6,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	9/5/14	6,800	6,800
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.080%	9/5/14	9,390	9,390
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.060%	9/5/14	3,660	3,660
8 Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.060%	9/5/14	2,920	2,920

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
8	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.060%	9/5/14	4,700	4,700
Total Tax-Exempt Municipal Bonds (Cost $77,360)					77,360
Corporate Bonds (0.4%)
4	Toyota Motor Credit Corp.	0.234%	1/14/15	42,500	42,500
4	Toyota Motor Credit Corp.	0.235%	8/26/15	111,500	111,500
Total Corporate Bonds (Cost $154,000)					154,000
Taxable Municipal Bonds (0.4%)
[6,8]	BlackRock Municipal Bond Trust TOB VRDO	0.170%	9/2/14	4,710	4,710
[6,8]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.170%	9/2/14	2,515	2,515
[6,8]	BlackRock Municipal Income Trust TOB VRDO	0.170%	9/2/14	54,000	54,000
[6,8]	BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.170%	9/2/14	12,635	12,635
[6,8]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.170%	9/2/14	4,990	4,990
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	9/2/14	25,500	25,500
[6,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	9/2/14	10,955	10,955
[6,8]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.170%	9/2/14	3,360	3,360
[6,8]	BlackRock Strategic Municipal Trust TOB VRDO	0.170%	9/2/14	2,555	2,555
[6,8]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.210%	9/5/14	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.210%	9/5/14	2,800	2,800
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.210%	9/5/14	1,500	1,500
Total Taxable Municipal Bonds (Cost $128,375)					128,375
Total Investments (98.1%) (Cost $36,481,974)					36,481,974
Other Assets and Liabilities (1.9%)
Other Assets					720,546
Liabilities					(105)
					720,441
Net Assets (100%)
Applicable to 37,201,400,814 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)					37,202,415
Net Asset Value Per Share					$1.00

Market Liquidity Fund

At August 31, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	37,201,401
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	1,014
Net Assets	37,202,415
• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2014, the aggregate value of these securities was $3,603,356,000, representing 9.7% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $684,119,000, representing 1.8% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB – Tender Option Bond.
VRDO – Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2014
($000)
Investment Income
Income
Interest[1]	45,918
Total Income	45,918
Expenses
The Vanguard Group—Note B
Management and Administrative	1,800
Total Expenses	1,800
Net Investment Income	44,118
Realized Net Gain (Loss) on Investment Securities Sold	393
Net Increase (Decrease) in Net Assets Resulting from Operations	44,511
1 Interest income from an affiliated company of the fund was $249,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,118	52,838
Realized Net Gain (Loss)	393	1,132
Net Increase (Decrease) in Net Assets Resulting from Operations	44,511	53,970
Distributions
Net Investment Income	(44,118)	(52,838)
Realized Capital Gain	—	—
Total Distributions	(44,118)	(52,838)
Capital Share Transactions (at $1.00 per share)
Issued	362,096,028	334,579,826
Issued in Lieu of Cash Distributions	44,118	52,838
Redeemed	(353,041,388)	(339,178,726)
Net Increase (Decrease) from Capital Share Transactions	9,098,758	(4,546,062)
Total Increase (Decrease)	9,099,151	(4,544,930)
Net Assets
Beginning of Period	28,103,264	32,648,194
End of Period	37,202,415	28,103,264

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.001	.002	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.001	.002	.002
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.001)	(.002)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.001)	(.002)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.12%	0.15%	0.14%	0.20%	0.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,202	$28,103	$32,648	$27,384	$22,673
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.12%	0.15%	0.14%	0.19%	0.23%

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2011-2014), and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2014, or at any time during the period then ended.

Market Liquidity Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2014, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Financial Statements

Statement of Net Assets
As of August 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.2%)
Alabama (0.7%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.090%	9/5/14	12,550	12,550
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.040%	9/2/14 LOC	15,615	15,615
				28,165
Alaska (0.8%)
Alaska GO BAN	1.000%	3/23/15	20,000	20,097
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.050%	9/5/14	13,700	13,700
				33,797
Arizona (0.1%)
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.070%	9/5/14	5,485	5,485

California (5.4%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.060%	9/5/14	5,000	5,000
California GO VRDO	0.030%	9/2/14 LOC	4,200	4,200
1 California Health Facilities Financing Authority Revenue (Kaiser Foundation Hospitals) TOB VRDO	0.050%	9/5/14 LOC	13,615	13,615
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.050%	9/5/14	34,155	34,155
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.050%	9/5/14 LOC	12,485	12,485
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.030%	9/5/14	42,350	42,350
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.050%	9/5/14	6,230	6,230
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.060%	9/5/14	7,500	7,500
Livermore CA COP VRDO	0.040%	9/5/14 LOC	4,480	4,480
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.050%	9/5/14 LOC	16,465	16,465
Los Angeles County CA TRAN	1.500%	6/30/15	30,000	30,342
San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.030%	9/5/14	15,885	15,885
1 University of California Revenue TOB VRDO	0.060%	9/5/14	22,215	22,215
Ventura County CA TRAN	1.500%	7/1/15	13,000	13,148
				228,070
Colorado (2.0%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.040%	9/2/14 LOC	9,690	9,690
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.040%	9/2/14 LOC	8,645	8,645
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.040%	9/2/14 LOC	2,075	2,075
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.050%	9/5/14	13,800	13,800
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.050%	9/5/14	11,860	11,860
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.040%	9/5/14	9,930	9,930
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.060%	9/5/14	18,620	18,620
Denver CO City & County COP VRDO	0.040%	9/2/14	7,100	7,100
Denver CO City & County COP VRDO	0.040%	9/2/14	3,265	3,265
				84,985
Connecticut (1.1%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.040%	9/2/14	10,000	10,000
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.090%	9/5/14	10,330	10,330
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.030%	9/5/14	4,000	4,000
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.040%	9/2/14	23,030	23,030
				47,360
District of Columbia (1.3%)
1 District of Columbia GO TOB VRDO	0.050%	9/5/14 LOC	21,310	21,310
1 District of Columbia Income Tax Revenue TOB VRDO	0.050%	9/5/14	6,200	6,200
District of Columbia Revenue (Medstar Health, Inc.) VRDO	0.050%	9/5/14 LOC	13,975	13,975

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Revenue (Washington Center for Internships) VRDO	0.040%	9/5/14 LOC	4,600	4,600
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.070%	9/5/14	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.070%	9/5/14	4,010	4,010
				56,030
Florida (6.3%)
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.060%	9/5/14	9,600	9,600
Gainesville FL Utility System Revenue VRDO	0.040%	9/2/14	3,100	3,100
Gainesville FL Utility System Revenue VRDO	0.040%	9/2/14	23,325	23,325
Hillsborough County FL School Board (Master Lease Program) COP VRDO	0.030%	9/2/14 LOC	4,300	4,300
Jacksonville FL Electric Authority Electric System Revenue CP	0.080%	9/18/14	7,300	7,300
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.040%	9/2/14	7,100	7,100
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	9/5/14	36,715	36,715
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.050%	9/5/14	26,215	26,215
1 Jacksonville FL Special Revenue TOB VRDO	0.060%	9/5/14	3,900	3,900
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project) VRDO	0.050%	9/2/14 LOC	16,390	16,390
1 Miami-Dade County FL School Board COP TOB VRDO	0.060%	9/5/14 (13)	49,500	49,500
Miami-Dade County FL Seaport Revenue VRDO	0.050%	9/5/14 LOC	8,300	8,300
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.040%	9/5/14 LOC	25,000	25,000
1 Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.040%	9/2/14 LOC	40,206	40,206
Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County
Program) VRDO	0.040%	9/5/14 LOC	5,220	5,220
				266,171
Georgia (2.6%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.040%	9/5/14 LOC	11,875	11,875
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.050%	9/5/14 LOC	7,100	7,100
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.040%	9/5/14 LOC	5,330	5,330
1 Gwinnett County GA School District GO TOB VRDO	0.050%	9/5/14	13,295	13,295
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.040%	9/5/14 LOC	22,100	22,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.030%	9/5/14	20,365	20,365
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.030%	9/5/14	6,100	6,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.050%	9/5/14	25,000	25,000
				111,165
Illinois (6.3%)
Chicago IL Board of Education GO VRDO	0.050%	9/5/14 LOC	3,695	3,695
1 Chicago IL Water Revenue TOB VRDO	0.220%	9/5/14	6,465	6,465
Chicago IL Water Revenue VRDO	0.080%	9/5/14 LOC	3,660	3,660
Chicago IL Water Revenue VRDO	0.110%	9/5/14 LOC	25,865	25,865
Illinois Development Finance Authority Hospital Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	0.020%	9/2/14	10,600	10,600
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.060%	9/5/14	24,657	24,657
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.050%	9/5/14	25,000	25,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.050%	9/5/14 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.050%	9/5/14 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.030%	9/2/14	39,490	39,490
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.030%	9/2/14	36,285	36,285
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.060%	9/5/14	24,365	24,365
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.050%	9/5/14 LOC	32,900	32,900
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.030%	9/2/14	21,950	21,950
				268,932
Indiana (4.3%)
1 Crown Point IN Multi-School Building Corp. Mortgage Revenue TOB VRDO	0.040%	9/2/14 LOC	8,000	8,000
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.070%	9/5/14	14,560	14,560
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.040%	9/5/14 LOC	9,945	9,945
Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.050%	9/5/14 LOC	17,900	17,900
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.040%	9/5/14	23,925	23,925
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.050%	9/5/14	13,075	13,075
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	0.040%	9/5/14	9,500	9,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.300%	11/18/14	70,000	70,000
Purdue University Indiana COP VRDO	0.040%	9/5/14	14,685	14,685
				181,590

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Iowa (0.7%)
1 Iowa Finance Authority Health Facilities Revenue (UnityPoint Health) TOB VRDO	0.060%	9/5/14	10,465	10,465
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.040%	9/2/14 LOC	20,000	20,000
				30,465
Kansas (0.8%)
Burlington KS Environmental Improvement Revenue (Kansas City Power & Light Co. Project)
VRDO	0.050%	9/5/14 LOC	20,000	20,000
Kansas Department of Transportation Highway Revenue VRDO	0.040%	9/5/14	12,975	12,975
				32,975
Louisiana (1.8%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.040%	9/5/14 LOC	20,000	20,000
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.050%	9/5/14 LOC	5,405	5,405
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.040%	9/5/14 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.050%	9/5/14 LOC	22,325	22,325
				77,730
Maryland (0.3%)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.040%	9/2/14 LOC	6,690	6,690
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.050%	9/5/14 LOC	5,000	5,000
				11,690
Massachusetts (0.5%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.060%	9/5/14	17,025	17,025
1 Massachusetts GO TOB VRDO	0.050%	9/5/14	4,800	4,800
				21,825
Michigan (1.4%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.030%	9/2/14 LOC	15,100	15,100
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.050%	9/5/14 LOC	16,500	16,500
Michigan State University Board of Trustees General Revenue VRDO	0.040%	9/5/14	12,205	12,205
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.050%	9/2/14 LOC	11,250	11,250
1 Wayne State University Michigan Revenue TOB VRDO	0.040%	9/2/14	6,660	6,660
				61,715
Minnesota (0.1%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.050%	9/5/14 LOC	2,900	2,900
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.070%	9/5/14	2,265	2,265
				5,165
Mississippi (1.5%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.020%	9/2/14	6,355	6,355
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.020%	9/2/14	17,300	17,300
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.040%	9/2/14	12,460	12,460
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.040%	9/5/14	15,000	15,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.050%	9/5/14	12,600	12,600
				63,715
Missouri (4.0%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.030%	9/5/14	40,365	40,365
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.030%	9/2/14	21,900	21,900
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.030%	9/2/14	19,425	19,425
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.030%	9/5/14	37,300	37,300
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.030%	9/5/14	14,000	14,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.060%	9/5/14	8,420	8,420
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Louis University)
VRDO	0.040%	9/2/14 LOC	8,930	8,930
Missouri Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) VRDO	0.040%	9/5/14	19,075	19,075
				169,415
Nebraska (1.7%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.050%	9/5/14	9,795	9,795
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.050%	9/2/14 LOC	5,050	5,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.040%	9/5/14	34,355	34,355
1 Nebraska Public Power District Revenue TOB VRDO	0.050%	9/5/14 LOC	24,065	24,065
				73,265
New Jersey (2.8%)
1 New Jersey GO TOB VRDO	0.050%	9/2/14 LOC	88,000	88,000
1 New Jersey GO TOB VRDO	0.050%	9/2/14 LOC	30,000	30,000
Rutgers State University New Jersey Revenue VRDO	0.030%	9/2/14	885	885
				118,885
New Mexico (1.0%)
New Mexico Finance Authority Transportation Revenue VRDO	0.040%	9/5/14 LOC	20,000	20,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.040%	9/5/14	13,145	13,145
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.040%	9/5/14	9,655	9,655
				42,800
New York (22.2%)
Nassau County NY Health Care Corp. Revenue VRDO	0.040%	9/5/14 LOC	18,560	18,560
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.050%	9/5/14	33,700	33,700
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.060%	9/5/14	15,000	15,000
New York City NY GO VRDO	0.040%	9/2/14 LOC	18,475	18,475
New York City NY GO VRDO	0.040%	9/2/14	8,400	8,400
New York City NY GO VRDO	0.040%	9/2/14 LOC	5,400	5,400
New York City NY GO VRDO	0.040%	9/2/14 LOC	23,000	23,000
New York City NY GO VRDO	0.040%	9/2/14	6,200	6,200
New York City NY GO VRDO	0.040%	9/2/14	1,480	1,480
New York City NY GO VRDO	0.050%	9/5/14 LOC	29,730	29,730
New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street)
VRDO	0.030%	9/5/14 LOC	15,700	15,700
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.040%	9/2/14	2,450	2,450
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.050%	9/5/14 LOC	4,270	4,270
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.050%	9/5/14 LOC	14,530	14,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.050%	9/5/14 LOC	9,000	9,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.030%	9/5/14	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.030%	9/5/14 LOC	25,000	25,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.040%	9/5/14 LOC	34,400	34,400
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.040%	9/2/14	6,000	6,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.060%	9/5/14	15,885	15,885
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.030%	9/2/14	24,195	24,195
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	9/2/14	25,765	25,765
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	9/2/14	5,400	5,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	9/2/14	10,600	10,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	9/2/14	14,100	14,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.040%	9/5/14	20,340	20,340
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.060%	9/5/14	5,535	5,535
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.080%	9/5/14	6,500	6,500

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.060%	9/5/14	9,995	9,995
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.040%	9/5/14	18,700	18,700
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.040%	9/2/14	4,180	4,180
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.040%	9/5/14	15,965	15,965
New York City NY Transitional Finance Authority Revenue VRDO	0.040%	9/2/14	27,700	27,700
New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
VRDO	0.040%	9/2/14	2,600	2,600
New York Liberty Development Corp. Revenue (Greenwich LLC) VRDO	0.060%	9/5/14 LOC	5,200	5,200
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.060%	9/5/14	9,995	9,995
New York Liberty Development Corp. Revenue PUT	0.150%	3/19/15	5,300	5,300
New York Liberty Development Corp. Revenue PUT	0.150%	3/19/15	9,000	9,000
New York Liberty Development Corp. Revenue PUT	0.150%	3/19/15	1,000	1,000
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.040%	9/5/14 LOC	20,300	20,300
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.060%	9/5/14 (13)(4)	3,500	3,500
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.040%	9/5/14 LOC	8,330	8,330
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.050%	9/5/14	12,800	12,800
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.060%	9/5/14	16,000	16,000
New York State Dormitory Authority Revenue (St. John's University) VRDO	0.040%	9/5/14 LOC	15,000	15,000
New York State Housing Finance Agency Housing Revenue (160 West 62nd Street) VRDO	0.050%	9/5/14 LOC	59,030	59,030
New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	0.040%	9/5/14 LOC	36,300	36,300
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.050%	9/5/14 LOC	15,100	15,100
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.040%	9/5/14 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.040%	9/5/14 LOC	19,190	19,190
New York State Housing Finance Agency Revenue (160 Madison Avenue) VRDO	0.030%	9/2/14 LOC	11,280	11,280
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing) VRDO	0.040%	9/5/14 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.050%	9/5/14 LOC	7,000	7,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.050%	9/5/14	10,000	10,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.050%	9/5/14	18,000	18,000
1 New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	0.060%	9/5/14	13,210	13,210
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.030%	9/5/14 LOC	8,555	8,555
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.060%	9/5/14	23,005	23,005
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.060%	9/5/14	38,215	38,215
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)
VRDO	0.040%	9/5/14	4,940	4,940
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.040%	9/2/14 LOC	1,125	1,125
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.040%	9/5/14 LOC	8,195	8,195
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.050%	9/5/14 LOC	7,670	7,670
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.050%	9/5/14 LOC	8,510	8,510
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.050%	9/5/14 LOC	23,540	23,540
				943,645
North Carolina (2.8%)
Cary NC GO VRDO	0.050%	9/5/14	20,105	20,105
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.040%	9/5/14 LOC	10,000	10,000
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.050%	9/5/14	22,415	22,415
Forsyth County NC GO VRDO	0.050%	9/5/14	19,595	19,595
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.070%	9/5/14 LOC	3,165	3,165
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed) VRDO	0.050%	9/5/14 LOC	11,010	11,010
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.050%	9/5/14 LOC	17,240	17,240
Raleigh Durham NC Airport Authority Revenue VRDO	0.040%	9/5/14 LOC	5,800	5,800
Winston-Salem NC Water & Sewer System Revenue VRDO	0.050%	9/5/14	8,670	8,670
				118,000
Ohio (8.8%)
1 Cleveland OH Water Works Revenue TOB VRDO	0.050%	9/5/14	5,565	5,565
1 Cleveland OH Water Works Revenue TOB VRDO	0.060%	9/5/14	11,135	11,135
Cleveland OH Water Works Revenue VRDO	0.040%	9/5/14 LOC	2,100	2,100
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center
LLC Project) VRDO	0.050%	9/5/14 LOC	6,250	6,250
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.050%	9/5/14	10,000	10,000
Columbus OH GO VRDO	0.030%	9/5/14	24,935	24,935
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.050%	9/5/14 LOC	9,220	9,220

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.050%	9/5/14 LOC	1,990	1,990
1 Cuyahoga County OH (Convention Hotel Project) COP TOB VRDO	0.060%	9/5/14	30,470	30,470
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.050%	9/5/14 LOC	10,220	10,220
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.030%	9/5/14	10,250	10,250
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.030%	9/5/14	14,300	14,300
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.050%	9/5/14 LOC	2,490	2,490
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.050%	9/5/14	7,685	7,685
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.050%	9/5/14	5,000	5,000
Ohio Common Schools GO VRDO	0.030%	9/5/14	9,555	9,555
Ohio Common Schools GO VRDO	0.030%	9/5/14	17,870	17,870
Ohio Common Schools GO VRDO	0.040%	9/5/14	9,915	9,915
Ohio GO VRDO	0.050%	9/5/14	19,140	19,140
Ohio GO VRDO	0.050%	9/5/14	2,820	2,820
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.050%	9/5/14 LOC	5,000	5,000
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.030%	9/2/14	46,750	46,750
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.030%	9/2/14	14,150	14,150
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.050%	9/5/14	25,000	25,000
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.050%	9/5/14 LOC	1,145	1,145
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.050%	9/5/14 LOC	10,375	10,375
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.040%	9/2/14	15,095	15,095
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.060%	9/5/14	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.050%	9/5/14	16,870	16,870
Ohio State University General Receipts Revenue VRDO	0.030%	9/5/14	7,540	7,540
Ohio State University General Receipts Revenue VRDO	0.030%	9/5/14	16,860	16,860
				373,295
Oregon (1.4%)
Oregon GO (Veterans Welfare) VRDO	0.030%	9/2/14	16,150	16,150
Oregon Health & Science University Revenue VRDO	0.030%	9/5/14 LOC	12,600	12,600
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.050%	9/5/14	9,145	9,145
Oregon TAN	2.000%	6/15/15	13,000	13,192
1 Washington, Clackamas, & Yamhill County OR School District GO TOB VRDO	0.050%	9/5/14 LOC	10,010	10,010
				61,097
Pennsylvania (2.4%)
Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon
University) VRDO	0.030%	9/2/14	11,400	11,400
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.050%	9/5/14 LOC	13,000	13,000
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.060%	9/5/14	9,900	9,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.060%	9/5/14	13,490	13,490
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.040%	9/5/14 LOC	4,040	4,040
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue
VRDO	0.050%	9/5/14 LOC	4,710	4,710
1 Pennsylvania GO TOB VRDO	0.050%	9/5/14	10,055	10,055
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.030%	9/2/14 LOC	25,720	25,720
1 Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	0.070%	9/5/14	4,530	4,530
Philadelphia PA Water & Waste Water Revenue VRDO	0.040%	9/5/14 LOC	3,505	3,505
				100,350
South Carolina (0.3%)
1 Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project) TOB VRDO	0.080%	9/5/14	7,250	7,250
Greenville County SC Hospital System Revenue VRDO	0.040%	9/5/14 LOC	5,200	5,200
				12,450

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Dakota (0.1%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.050%	9/5/14	6,235	6,235

Tennessee (1.6%)
Shelby County TN GO VRDO	0.040%	9/5/14	66,290	66,290

Texas (8.1%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.040%	9/2/14	4,995	4,995
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/2/14	10,875	10,875
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/2/14	8,490	8,490
1 Harris County TX GO TOB VRDO	0.060%	9/5/14 (13)	9,600	9,600
1 Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.050%	9/5/14 LOC	5,000	5,000
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.030%	9/2/14	29,425	29,425
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/2/14	23,965	23,965
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.040%	9/2/14	26,725	26,725
1 Houston TX Utility System Revenue TOB VRDO	0.050%	9/5/14 (13)	8,000	8,000
Houston TX Utility System Revenue VRDO	0.040%	9/5/14 LOC	4,425	4,425
San Antonio TX Education Facilities Corp. Higher Education Revenue (Trinity University) VRDO	0.040%	9/2/14	4,000	4,000
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.050%	9/5/14	5,000	5,000
San Antonio TX Electric & Gas Systems Revenue VRDO	0.040%	9/5/14	37,000	37,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.030%	9/5/14 LOC	5,750	5,750
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
TOB VRDO	0.080%	9/5/14	10,165	10,165
1 Texas GO TOB VRDO	0.050%	9/5/14	10,100	10,100
1 Texas GO TOB VRDO	0.050%	9/5/14	5,230	5,230
Texas Public Finance Authority GO CP	0.090%	12/9/14	19,790	19,790
2 Texas TRAN	1.500%	8/31/15	92,000	93,245
1 Texas Transportation Commission Revenue TOB VRDO	0.060%	9/5/14	1,480	1,480
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.060%	9/5/14	9,910	9,910
University of Texas System Revenue Financing System Revenue CP	0.090%	10/6/14	9,692	9,692
				342,862
Utah (1.9%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.050%	9/5/14 LOC	19,100	19,100
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.020%	9/2/14	5,695	5,695
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.020%	9/2/14	25,515	25,515
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.030%	9/2/14	30,440	30,440
				80,750
Vermont (0.6%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
Health Care Project) VRDO	0.050%	9/5/14 LOC	18,645	18,645
Vermont Housing Finance Agency Revenue VRDO	0.050%	9/5/14	6,695	6,695
				25,340
Virginia (0.8%)
Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
VRDO	0.060%	9/5/14 LOC	13,805	13,805
Capital Beltway Funding Corp. Virginia Toll Revenue (I-495 HOT Lanes Project) VRDO	0.030%	9/5/14 LOC	22,100	22,100
				35,905
Washington (1.2%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.040%	9/5/14	5,900	5,900
1 Grant County WA Public Utility District No. 2 Electric System Revenue (Wanapum Hydroelectric
Development Revenue) TOB VRDO	0.040%	9/2/14 LOC	12,440	12,440
1 King County WA Sewer Revenue TOB VRDO	0.040%	9/2/14	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.070%	9/5/14	5,060	5,060
1 Washington GO TOB VRDO	0.060%	9/5/14	7,995	7,995

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Washington GO TOB VRDO	0.060%	9/5/14	10,000	10,000
				49,195
West Virginia (0.4%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.070%	9/5/14 LOC	16,180	16,180

Wisconsin (0.7%)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.040%	9/2/14 LOC	20,780	20,780
Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.050%	9/2/14 LOC	5,330	5,330
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Inc. Obligated
Group) VRDO	0.050%	9/2/14 LOC	5,315	5,315
				31,425
Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue (PacifiCorp Project) VRDO	0.050%	9/5/14 LOC	15,100	15,100
Total Tax-Exempt Municipal Bonds (Cost $4,299,514)				4,299,514
Total Investments (101.2%) (Cost $4,299,514)				4,299,514
Other Assets and Liabilities (-1.2%)
Other Assets				40,884
Liabilities				(93,269)
				(52,385)
Net Assets (100%)
				Amount
				($000)
Applicable to 4,247,033,204 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				4,247,129
Net Asset Value Per Share				$1.00

At August 31, 2014, net assets consisted of:

Paid-in Capital				4,247,147
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(18)
Net Assets				4,247,129
• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $829,806,000, representing 19.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2014
($000)
Investment Income
Income
Interest	3,059
Total Income	3,059
Expenses
The Vanguard Group—Note B
Management and Administrative	411
Total Expenses	411
Net Investment Income	2,648
Realized Net Gain (Loss) on Investment Securities Sold	(6)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,642

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,648	4,642
Realized Net Gain (Loss)	(6)	(12)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,642	4,630
Distributions
Net Investment Income	(2,648)	(4,642)
Realized Capital Gain	—	—
Total Distributions	(2,648)	(4,642)
Capital Share Transactions (at $1.00 per share)
Issued	1,234,991	1,284,969
Issued in Lieu of Cash Distributions	2,648	4,642
Redeemed	(979,010)	(882,376)
Net Increase (Decrease) from Capital Share Transactions	258,629	407,235
Total Increase (Decrease)	258,623	407,223
Net Assets
Beginning of Period	3,988,506	3,581,283
End of Period	4,247,129	3,988,506

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.001	.002	.002
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.001	.002	.002
Distributions
Dividends from Net Investment
Income	(.001)	(.001)	(.001)	(.002)	(.002)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.001)	(.002)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.06%	0.13%	0.13%	0.20%	0.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,247	$3,989	$3,581	$3,589	$3,208
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.06%	0.13%	0.13%	0.20%	0.23%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2011-2014), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2014, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal Cash Management Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

At August 31, 2014, the Vanguard Prime Money Market Fund was the record or beneficial owner of 41% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2014, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the "Funds") at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodians and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 10, 2014

Special 2014 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2014, is included pursuant to provisions of the Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 77.3% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	February 28, 2014	August 31, 2014	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.61	$0.03
Municipal Cash Management	$1,000.00	$1,000.32	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05
1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%.
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund
	Expense	Peer Group
Vanguard CMT Funds	Ratio	Average[2]

Market Liquidity	0.005%	0.21%
Municipal Cash Management	0.01	0.20
1 The expense ratios shown are from the prospectuses dated December 19, 2013 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31, 2014, were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund.
2 Peer Groups: For the Market Liquidity Fund, Institutional Money Market Funds Average, for the Municipal Cash Management
Fund, Tax-Exempt Money Market Funds Average; derived from data provided by Lipper Inc., a Thomson Reuters Company.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Market Liquidity Fund and Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each fund. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance of their peer groups. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its respective peer groups and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	products); Director of Skytop Lodge Corporation	Peter F. Volanakis
	(hotels), the University Medical Center at Princeton,	Born 1955. Trustee Since July 2009. Principal
F. William McNabb III	the Robert Wood Johnson Foundation, and the Center	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	for Talent Innovation; Member of the Advisory Board	and Chief Operating Officer (retired 2010) of Corning
Board. Principal Occupation(s) During the Past Five	of the Maxwell School of Citizenship and Public	Incorporated (communications equipment); Trustee of
Years: Chairman of the Board of The Vanguard Group,	Affairs at Syracuse University.	Colby-Sawyer College; Member of the Advisory Board
Inc., and of each of the investment companies served		of the Norris Cotton Cancer Center and of the Advisory
by The Vanguard Group, since January 2010; Director	F. Joseph Loughrey	Board of the Parthenon Group (strategy consulting).
of The Vanguard Group since 2008; Chief Executive	Born 1949. Trustee Since October 2009. Principal
Officer and President of The Vanguard Group, and of	Occupation(s) During the Past Five Years: President	Executive Officers
each of the investment companies served by The	and Chief Operating Officer (retired 2009) of Cummins
Vanguard Group, since 2008; Director of Vanguard	Inc. (industrial machinery); Chairman of the Board of	Glenn Booraem
Marketing Corporation; Managing Director of The	Hillenbrand, Inc. (specialized consumer services), and	Born 1967. Controller Since July 2010. Principal
Vanguard Group (1995–2008).	of Oxfam America; Director of SKF AB (industrial	Occupation(s) During the Past Five Years: Principal
	machinery), Hyster-Yale Materials Handling, Inc.	of The Vanguard Group, Inc.; Controller of each of
Independent Trustees	(forklift trucks), the Lumina Foundation for Education,	the investment companies served by The Vanguard
	and the V Foundation for Cancer Research; Member	Group; Assistant Controller of each of the investment
Emerson U. Fullwood	of the Advisory Council for the College of Arts and	companies served by The Vanguard Group
Born 1948. Trustee Since January 2008. Principal	Letters and of the Advisory Board to the Kellogg	(2001–2010).
Occupation(s) During the Past Five Years: Executive	Institute for International Studies, both at the
Chief Staff and Marketing Officer for North America	University of Notre Dame	Thomas J. Higgins
and Corporate Vice President (retired 2008) of Xerox		Born 1957. Chief Financial Officer Since September
Corporation (document management products and	Mark Loughridge	2008. Principal Occupation(s) During the Past Five
services); Executive in Residence and 2009–2010	Born 1953. Trustee Since March 2012. Principal	Years: Principal of The Vanguard Group, Inc.; Chief
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Senior	Financial Officer of each of the investment companies
Institute of Technology; Director of SPX Corporation	Vice President and Chief Financial Officer (retired	served by The Vanguard Group; Treasurer of each of
(multi-industry manufacturing), the United Way of	2013) at IBM (information technology services);	the investment companies served by The Vanguard
Rochester, Amerigroup Corporation (managed health	Fiduciary Member of IBM’s Retirement Plan	Group (1998–2008).
care), the University of Rochester Medical Center,	Committee (2004–2013); Member of the Council
Monroe Community College Foundation, and North	on Chicago Booth.	Kathryn J. Hyatt
Carolina A&T University.		Born 1955. Treasurer Since November 2008.
	Scott C. Malpass	Principal Occupation(s) During the Past Five Years:
Rajiv L. Gupta	Born 1962. Trustee Since March 2012. Principal	Principal of The Vanguard Group, Inc.; Treasurer of
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: Chief	each of the investment companies served by The
Principal Occupation(s) During the Past Five Years:	Investment Officer and Vice President at the	Vanguard Group; Assistant Treasurer of each of
Chairman and Chief Executive Officer (retired 2009)	University of Notre Dame; Assistant Professor	the investment companies served by The Vanguard
and President (2006–2008) of Rohm and Haas Co.	of Finance at the Mendoza College of Business at	Group (1988–2008).
(chemicals); Director of Tyco International, Ltd.	Notre Dame; Member of the Notre Dame 403(b)
(diversified manufacturing and services), Hewlett-	Investment Committee; Board Member of TIFF	Heidi Stam
Packard Co. (electronic computer manufacturing),	Advisory Services, Inc. (investment advisor);	Born 1956. Secretary Since July 2005. Principal
and Delphi Automotive LLP (automotive components);	Member of the Investment Advisory Committees	Occupation(s) During the Past Five Years: Managing
Senior Advisor at New Mountain Capital.	of the Financial Industry Regulatory Authority	Director of The Vanguard Group, Inc.; General Counsel
	(FINRA) and of Major League Baseball.	of The Vanguard Group; Secretary of The Vanguard
Amy Gutmann		Group and of each of the investment companies
Born 1949. Trustee Since June 2006. Principal	André F. Perold	served by The Vanguard Group; Director and Senior
Occupation(s) During the Past Five Years: President of	Born 1952. Trustee Since December 2004. Principal	Vice President of Vanguard Marketing Corporation.
the University of Pennsylvania; Christopher H. Browne	Occupation(s) During the Past Five Years: George
Distinguished Professor of Political Science, School of	Gund Professor of Finance and Banking, Emeritus	Vanguard Senior Management Team
Arts and Sciences, and Professor of Communication,	at the Harvard Business School (retired 2011);	Mortimer J. Buckley	Chris D. McIsaac
Annenberg School for Communication, with secondary	Chief Investment Officer and Managing Partner of	Kathleen C. Gubanich	Michael S. Miller
faculty appointments in the Department of Philosophy,	HighVista Strategies LLC (private investment firm);	Paul A. Heller	James M. Norris
School of Arts and Sciences, and at the Graduate	Director of Rand Merchant Bank; Overseer of the	Martha G. King	Glenn W. Reed
School of Education, University of Pennsylvania;	Museum of Fine Arts Boston.	John T. Marcante
Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of	Alfred M. Rankin, Jr.	Chairman Emeritus and Senior Advisor
Bioetchical Issues.	Born 1941. Trustee Since January 1993. Principal
	Occupation(s) During the Past Five Years: Chairman,	John J. Brennan
JoAnn Heffernan Heisen	President, and Chief Executive Officer of NACCO	Chairman, 1996–2009
Born 1950. Trustee Since July 1998. Principal	Industries, Inc. (housewares/lignite), and of Hyster-	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Corporate	Yale Materials Handling, Inc. (forklift trucks); Chairman
Vice President and Chief Global Diversity Officer	of the Board of University Hospitals of Cleveland.	Founder
(retired 2008) and Member of the Executive		John C. Bogle
Committee (1997–2008) of Johnson & Johnson		Chairman and Chief Executive Officer, 1974–1996
(pharmaceuticals/medical devices/consumer
© 2014 The Vanguard Group, Inc.
All rights reserved.
1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.		Vanguard Marketing Corporation, Distributor.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.		CMTO 102014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2014: $51,000 Fiscal Year Ended August 31, 2013: $42,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2014: $6,605,127 Fiscal Year Ended August 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2014: $2,176,479 Fiscal Year Ended August 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2014: $316,869 Fiscal Year Ended August 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended August 31, 2014: $198,163 Fiscal Year Ended August 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2014: $515,032 Fiscal Year Ended August 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2014

VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.